Related Parties (Tables)	12 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony

	SA rand
Figures in million	Executive directors	Non- executive directors

2019

Salaries	18	—
Retirement contributions	3	—
Bonuses	14	—
Exercise/settlement of share options	30	—
Directors' fees	—	12

	65	12

2018

Salaries	17	—
Retirement contributions	2	—
Bonuses	13	—
Exercise/settlement of share options	3
Directors' fees	—	10

	35	10

The following directors and prescribed officers owned shares in Harmony at year-end:

Number of shares
Name of director/prescribed officer	2019	2018

Directors

Peter Steenkamp[1]	512 000	—
Andre Wilkens	101 301	101 301
Frank Abbott [1]	1 142 010	747 817
Harry 'Mashego' Mashego[2]	593	593
Ken Dicks	35 000	35 000

Prescribed officers

Beyers Nel	42 486	42 486
Johannes van Heerden [1]	160 000	75 000
Philip Tobias [1]	169 294	42 916

[1] The movement in shares for the 2019 financial year includes the vesting of performance shares that were voluntarily locked up in terms of the minimum shareholding requirement of the 2006 Share Plan but remain beneficially owned.
[2] Sold 593 shares post year end on 21 August 2019.

Disclosure of Transactions with Related Parties

	SA rand
Figures in million	2019	2018

Sales and services rendered to related parties

Joint operations	3	11

Total	3	11

	SA rand
Figures in million	2019	2018

Purchases and services acquired from related parties

Directors	4	6
Associates	40	41

Total	44	47